RELATED PARTY TRANSACTIONS - Subsidiary Transactions (Details) - Subsidiaries - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Revenue	CAD 74	CAD 50
Purchases	198	189
Accounts receivable	80	70
Accounts payable and accrued liabilities	CAD 26	CAD 32